Share-Based Payments (Details) - Schedule of options are fair valued using monte carlo simulation	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Options are Fair Valued Using Monte Carlo Simulation [Abstract]
Expected weighted average volatility (%)	80.00%	70.00%